STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory Accounting Practices [Line Items]
Statutory reserve accrued	¥ 0	¥ 5,997	¥ 92
Restricted net assets	¥ 252,220	¥ 180,981	¥ 153,943
PRC
Statutory Accounting Practices [Line Items]
Required maximum percentage of statutory surplus reserve to registered capital	50.00%
Required minimum percentage of after tax profits to allocate to statutory common reserve	10.00%
Maximum
Statutory Accounting Practices [Line Items]
Percentage of profit appropriation made to reserve fund required amount of registered capital	50.00%